Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-06161

ALLIANZ FUNDS

Supplement Dated March 24, 2017

to the Statutory Prospectus for Class A, Class C, Class R,

Institutional Class, Class R6, Class P, Administrative Class Shares of Allianz Funds

Dated August 29, 2016 (as revised October 1, 2016) (as supplemented thereafter)

Disclosure Relating to AllianzGI Emerging Markets Opportunities Fund

(for purposes of this section only, the “Fund”)

At its March 21-22, 2017 meeting, the Board of Trustees of Allianz Funds (the “Trust”) approved an amendment to the existing Fee Waiver Agreement between the Trust and Allianz Global Investors U.S. LLC (the “Adviser”). Pursuant to the amendment, the Adviser has contractually agreed to waive certain fees with respect to the Fund as detailed in the revised disclosure below.

Within the Fund Summary relating to the Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class C	None	1%
Institutional	None	None
Class R6	None	None
Class P	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	1.35%	0.25%	0.01%	1.61%	(0.35)%	1.26%
Class C	1.35	1.00	0.01	2.36	(0.35)	2.01
Institutional	1.25	None	0.01	1.26	(0.35)	0.91
Class R6	1.20	None	0.01	1.21	(0.35)	0.86
Class P	1.35	None	0.01	1.36	(0.35)	1.01

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	AllianzGI U.S. has contractually agreed to observe (i) an irrevocable waiver of a portion of its administration fees (“Management Fees” in the table above consist of administration fees and advisory fees paid to AllianzGI U.S.), which reduces the contractual fee rate by 0.15% for each share class, effective November 1, 2016 through October 31, 2017, and (ii) an irrevocable waiver of a portion of its advisory fees, which reduces the contractual fee rate by 0.20% effective April 1, 2017 through March 31, 2018.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$671	$998	$1,347	$2,328	$671	$998	$1,347	$2,328
Class C	304	703	1,229	2,669	204	703	1,229	2,669
Institutional	93	365	658	1,492	93	365	658	1,492
Class R6	88	349	631	1,435	88	349	631	1,435
Class P	103	396	711	1,605	103	396	711	1,605

Disclosure Relating to AllianzGI NFJ Small-Cap Value Fund

(for purposes of this section only, the “Fund”)

Removal of Restrictions on New Purchases of and Exchanges for Shares of the Fund

Effective April 10, 2017, within the Fund Summary relating to the AllianzGI NFJ Small-Cap Value Fund, the section titled “Purchase and Sale of Fund Shares” is hereby revised in its entirety as follows:

You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050) for Class A, Class C and Class R shares, or directly from the Fund’s transfer agent by mail (Allianz Institutional Funds, P.O. Box 219968, Kansas City, MO 64121-9968) for Institutional Class, Class R6, Class P and Administrative Class shares, or as further described in the Fund’s prospectus and SAI. Additionally, certain direct shareholders may be able to purchase or redeem shares of the Fund online by visiting our website, www.allianzgi-us.com, clicking on the “Account Access” link in the top-right corner of that webpage, and following instructions. Some restrictions may apply. To avoid delays in a purchase or redemption, please call 1-800-988-8380 for Class A, Class C and Class R shares and 1-800-498-5413 for Institutional Class, Class R6, Class P and Administrative Class shares with any questions about the requirements before submitting a request.

Effective April 10, 2017, the section currently titled “How to Buy and Sell Shares—Disclosure Relating to NFJ Small-Cap Value Fund” is also hereby deleted in its entirety. The Trust and Allianz Global Investors Distributors LLC (the “Distributor”) each reserve the right to, at any time, establish, re-establish or otherwise modify restrictions related to transactions in the Fund’s shares. Please call the Distributor at 1-800-988-8380 for Class A, Class C and Class R shares, and 1-800-498-5413 for Institutional Class, Class R6, Class P and Administrative Class shares, or your broker or other financial advisor, if you have any questions.

Please retain this Supplement for future reference.

Disclosure Relating to All Series

Within the Management of the Funds section, the table under “Management Fees–Advisory Fees” is hereby revised in its entirety as follows:

Allianz Fund	Advisory Fees
AllianzGI Global Small-Cap and AllianzGI Technology(1) Funds	0.90%
AllianzGI Emerging Markets Opportunities Fund(2)	0.86%
AllianzGI Health Sciences Fund	0.80%
AllianzGI Global Natural Resources Fund	0.70%
AllianzGI Income & Growth Fund(3)	0.65%
AllianzGI Small-Cap Blend Fund(9)	0.61%
AllianzGI NFJ International Value Fund(4)	0.60%
AllianzGI NFJ Small-Cap Value Fund(5)	0.59%
AllianzGI NFJ Mid-Cap Value Fund(6)	0.57%
AllianzGI Mid-Cap Fund	0.47%
AllianzGI Focused Growth(10) , AllianzGI NFJ Dividend Value(7) and AllianzGI NFJ Large-Cap Value Funds(8)	0.45%

(1)	Effective November 1, 2016, the Adviser has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.90% contractual fee rate by 0.15% to 0.75%, and then an additional 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical advisory fee waiver breakpoint schedule was in effect on net assets in excess of $2 billion from November 1, 2015 through October 31, 2016, based on the unadjusted contractual 0.90% advisory fee rate.
(2)	Effective October 13, 2015, the Investment Advisory Fee was reduced to from 0.90% to 0.85%. Effective April 1, 2017, the Adviser has contractually agreed to observe, through March 31, 2018, an irrevocable waiver of a portion of the Investment Advisory Fee which will reduce the 0.85% contractual fee rate by 0.20% to 0.65%.
(3)	Effective November 1, 2016, the Adviser has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.65% contractual fee rate by 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2015 through October 31, 2016.
(4)	Effective November 1, 2016, the Adviser has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.05% to 0.55%, and an additional 0.01% on net assets in excess of $4 billion, by an additional 0.015% on net assets in excess of $5 billion and by an additional 0.025% on net assets in excess of $7.5 billion, each based on the Fund’s average daily net assets. An identical advisory fee waiver breakpoint schedule was in effect on net assets in excess of $4 billion from November 1, 2015 through October 31, 2016, based on the unadjusted contractual 0.60% advisory fee rate.
(5)	Effective November 1, 2016, the Adviser has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.025% on net assets in excess of $3 billion, by an additional 0.025% on net assets in excess of $4 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2015 through October 31, 2016.
(6)	Effective November 1, 2015, the Investment Advisory Fee was reduced from 0.60% to 0.55%.

(7)	Effective November 1, 2016, the Adviser has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.45% contractual fee rate by 0.15% to 0.30%, and then an additional 0.025% on net assets in excess of $7.5 billion, and by an additional 0.025% on net assets in excess of $10 billion, each based on the Fund’s average daily net assets.
(8)	Effective November 1, 2016, the Adviser has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.45% contractual fee rate by 0.15% to 0.30%.
(9)	Effective March 9, 2015, the Adviser contractually agreed to observe, through March 31, 2016, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduced the 0.65% contractual fee rate by 0.06% to 0.59% during that period.
(10)	Effective January 1, 2017, the Adviser has contractually agreed to observe, through December 31, 2017, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.45% contractual fee rate by 0.10% to 0.35%.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-06161

ALLIANZ FUNDS

Supplement Dated March 24, 2017

to the Statement of Additional Information (“SAI”)

of Allianz Funds

Dated August 29, 2016 (as revised October 1, 2016)

Disclosure Relating to All Series (each, a “Fund,” and collectively, the “Funds”)

Within the Management of the Trust section, the first table in the “Investment Adviser – Advisory Agreement” sub-section is hereby revised in its entirety as follows:

The Adviser currently receives a monthly investment advisory fee from each Fund at the following annual rates (based on the average daily net assets of the particular Funds):

Fund	Advisory Fee Rate
Global Small-Cap and Technology(1)	0.90%
Emerging Markets Opportunities(2)	0.85%
Health Sciences	0.80%
Global Natural Resources	0.70%
Income & Growth(3), and Small-Cap Blend	0.65%
NFJ International Value(4) and NFJ Small-Cap Value(5)	0.60%
NFJ Mid-Cap Value (6)	0.55%
Mid-Cap	0.47%
NFJ Dividend Value(7) and NFJ Large-Cap Value(8) and Focused Growth (9)	0.45%

(1)	Effective November 1, 2016, the Adviser has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.90% contractual fee rate by 0.15% to 0.75%, and then an additional 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical advisory fee waiver breakpoint schedule was in effect on net assets in excess of $2 billion from November 1, 2015 through October 31, 2016, based on the unadjusted contractual 0.90% advisory fee rate.
(2)	Effective October 13, 2015, the Investment Advisory Fee was reduced to from 0.90% to 0.85%. Effective April 1, 2017, the Adviser has contractually agreed to observe, through March 31, 2018, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.85% contractual fee rate by 0.20% to 0.65%.
(3)	Effective November 1, 2016, the Adviser has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.65% contractual fee rate by 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2015 through October 31, 2016.
(4)	Effective November 1, 2016, the Adviser has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.05% to 0.55%, and an additional 0.01% on net assets in excess of $4 billion, by an additional 0.015% on net assets in excess of $5 billion and by an additional 0.025% on net assets in excess of $7.5 billion, each based on the Fund’s average daily net assets. An identical advisory fee waiver breakpoint schedule was in effect on net assets in excess of $4 billion from November 1, 2015 through October 31, 2016, on the unadjusted contractual 0.60% advisory fee rate.

(5)	Effective November 1, 2016, the Adviser has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.025% on net assets in excess of $3 billion, by an additional 0.025% on net assets in excess of $4 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2015 through October 31, 2016.
(6)	Effective November 1, 2015, the Investment Advisory Fee was reduced from 0.60% to 0.55%.
(7)	Effective November 1, 2016, the Adviser has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.45% contractual fee rate by 0.15% to 0.30%, and then an additional 0.025% on net assets in excess of $7.5 billion, and by an additional 0.025% on net assets in excess of $10 billion, each based on the Fund’s average daily net assets.
(8)	Effective November 1, 2016, the Adviser has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.45% contractual fee rate by 0.15% to 0.30%.
(9)	Effective January 1, 2017, the Adviser has contractually agreed to observe, through December 31, 2017, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.45% contractual fee rate by 0.10% to 0.35%.